Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 722.2	$ 11.1	₨ 696.8
Service cost	7.6	0.1	12.9	₨ 9.9
Interest cost	57.9	0.9	53.4	44.9
Actuarial (gains)/losses	22.6	0.3	25.3
Benefits paid	(87.5)	(1.3)	(66.2)
Projected benefit obligation, end of the period	722.8	11.1	722.2	696.8
Change in plan assets:
Fair value of plan assets, beginning of the period	361.6	5.6	383.8
Expected return on plan assets	23.6	0.4	26.1	32.1
Actuarial gains/(losses)	5.9	0.1	7.6
Actual return on plan assets	29.5	0.5	33.7
Employer contributions	9.4	0.1	10.3
Benefits paid	(87.5)	(1.3)	(66.2)
Fair value of plan assets, end of the period	313.0	$ 4.9	361.6	₨ 383.8
Funded Status	₨ (409.8)		₨ (360.6)		$ (6.2)